Shareholders' Equity - Schedule of RSU’s Activity (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2025 shares
Schedule of RSU’s Activity [Line Items]
Unvested at beginning of year	2,158,723
Granted	1,161,067
Vested	(829,758)
Forfeited	(415,806)
Unvested at the end of the year	2,074,226